Property, Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment charge	¥ 17,947	¥ 8,502	¥ 25,022
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalized exploratory well costs over one year	¥ 7,612	¥ 8,219
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
After-tax discount rates adopted by most oil blocks	7.60%	7.10%	7.00%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
After-tax discount rates adopted by most oil blocks	11.00%	10.30%	10.00%